ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Nov. 30, 2021
Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

16.  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2021	2020
	$	$
Accounts payable	1,625,418	1,019,959
Accrued liabilities	242,601	119,519
Wages payable	102,079	—
Payroll taxes payable	31,634	10,340
Accounts payable and accrued liabilities	2,001,732	1,149,818

During the year ended November 30, 2021, the Company issued 42,878 (2020 – 100,317; 2019 – 159,873) common shares valued at $81,953 (2020 - $255,742; 2019 – $478,091) to settle accounts payable of $82,851 (2020 - $225,516; 2019 - $532,716) resulting in a gain of $898 (2020 – $30,696; 2019 - $74,168) which is included in gain (loss) on settlement of debt. Additionally, the Company wrote off aged accounts payable of $199,545.

During the year ended November 30, 2021, the Company transferred 215,000 treasury shares to a creditor as full and final payment of a Forbearance Agreement which included the settlement of $18,481 of interest included in accounts payable (Notes 18 and 21).